Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of property, plant and Equipment, Net

	December 31,
	2021	2020

Leasehold land and buildings*	$58,927	$58,646
Leasehold improvements	17	17
Machinery and equipment	14	13
Vehicles and office equipment	261	141
Total	59,219	58,817
Impairment	(1,415)	(1,415)
Less: accumulated depreciation	(7,214)	(5,261)
Plant and equipment, net	$50,590	$52,141

*

As of December 31, 2020, leasehold land and buildings (a) with a carrying value of $47.67 million are pledged against the banking facilities from OCBC Wing Hang Bank Limited of HK$50.00 million ($6.41 million) of the Company and (b) with a carrying value of $4.37 million are pledged against the banking facilities from United Overseas Bank Limited of HK$127.54 million ($16.35 million) of a company beneficially owned by Luk Lai Ching Kimmy (a shareholder of the Company holding 4.2% of the Company’s ordinary shares as of December 31, 2020). This loan was fully settled on October 21, 2021.